Annual Total Returns (Bar Chart) - Alpha Opportunities Trust (Alpha Opportunities Trust, Series NAV, Alpha Opportunities Trust)	12 Months Ended
May 01, 2011
Alpha Opportunities Trust | Series NAV, Alpha Opportunities Trust
Bar Chart Table:
2009	39.49%
2010	16.98%